UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2013

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein - Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 62.1%
Financials - 10.1%
Commercial Banks - 6.1%
Banco do Brasil SA	34,500	$431,355
Banco Santander Brasil SA/Brazil (ADR)	22,100	160,667
China Construction Bank Corp.-Class H	308,000	251,701
Hana Financial Group, Inc.	9,800	320,372
Industrial & Commercial Bank of China Ltd.-Class H	351,000	253,344
State Bank of India (Sponsored GDR) (a)	1,516	138,254
Turkiye Halk Bankasi AS	30,040	296,124

		1,851,817

Real Estate Management & Development - 4.0%
Country Garden Holdings Co., Ltd. (b)	308,000	164,553
Evergrande Real Estate Group Ltd. (c)	658,000	371,151
KWG Property Holding Ltd.	306,000	234,963
LPN Development PCL	68,200	39,908
LPN Development PCL (NVDR)	222,500	131,203
Supalai PCL	11,200	6,481
Supalai PCL (NVDR)	122,900	71,421
Wheelock & Co., Ltd.	42,000	213,696

		1,233,376

		3,085,193

Materials - 8.4%
Chemicals - 1.5%
Hyosung Corp.	1,700	117,923
Mitsubishi Gas Chemical Co., Inc.	39,000	239,221
OCI Co., Ltd.	680	105,930

		463,074

Construction Materials - 0.3%
China Shanshui Cement Group Ltd.	113,000	84,413

Metals & Mining - 6.6%
Goldcorp, Inc.	6,600	242,220
KGHM Polska Miedz SA	5,550	342,863
Koza Altin Isletmeleri AS	11,760	284,502
New Gold, Inc. (b)	19,870	219,166
Rio Tinto PLC	5,190	302,710
Vale SA (Sponsored ADR) (Local Preference Shares)	20,540	416,962
Yamana Gold, Inc.	12,390	213,123

		2,021,546

		2,569,033

Information Technology - 8.4%
Computers & Peripherals - 1.5%
Quanta Computer, Inc.	81,000	191,709
Wistron Corp.	251,800	263,608

		455,317

Electronic Equipment, Instruments & Components - 1.0%
AU Optronics Corp. (b)	261,000	118,439
LG Display Co., Ltd. (b)	6,210	183,166

		301,605

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Semiconductor Engineering, Inc.	216,455	188,450
Samsung Electronics Co., Ltd.	810	1,163,808
Samsung Electronics Co., Ltd. (Preference Shares)	120	96,427
SK Hynix, Inc. (b)	8,160	198,450
Vanguard International Semiconductor Corp.	233,000	162,418

		1,809,553

		2,566,475

Energy - 8.3%
Oil, Gas & Consumable Fuels - 8.3%
BP PLC	40,030	278,325
China Petroleum & Chemical Corp.-Class H	270,000	310,844
Gazprom OAO (Sponsored ADR)	75,470	734,323
KazMunaiGas Exploration Production JSC (GDR) (a)	10,030	180,540
LUKOIL OAO (London) (Sponsored ADR)	6,830	461,025
Petroleo Brasileiro SA (Sponsored ADR)	21,400	413,020
PTT PCL (NVDR)	13,700	149,773

		2,527,850

Consumer Discretionary - 7.9%
Auto Components - 0.6%
Sumitomo Rubber Industries Ltd.	16,300	197,105

Automobiles - 2.3%
Kia Motors Corp.	5,090	270,654
Volkswagen AG (Preference Shares)	1,850	424,480

		695,134

Distributors - 0.8%
Dah Chong Hong Holdings Ltd.	225,000	240,507

Hotels, Restaurants & Leisure - 1.5%
Melco Crown Entertainment Ltd. (ADR) (b)	15,720	264,725
MGM China Holdings Ltd.	99,600	182,661

		447,386

Household Durables - 0.9%
Brookfield Incorporacoes SA	81,141	135,532
Rossi Residencial SA	41,300	91,778
Rossi Residencial SA (b)	23,037	49,281

		276,591

Specialty Retail - 0.6%
Mr. Price Group Ltd.	12,030	199,375

Textiles, Apparel & Luxury Goods - 1.2%
Daphne International Holdings Ltd.	86,000	119,724
Shenzhou International Group Holdings Ltd.	52,000	118,228
Yue Yuen Industrial Holdings Ltd.	34,500	116,686

		354,638

		2,410,736

Company	Shares	U.S. $ Value
Telecommunication Services - 6.2%
Diversified Telecommunication Services - 1.0%
Telenor ASA	14,490	295,043

Wireless Telecommunication Services - 5.2%
Advanced Info Service PCL	57,400	392,174
America Movil SAB de CV Series L (ADR)	21,150	489,411
China Mobile Ltd.	25,000	294,193
Far EasTone Telecommunications Co., Ltd.	159,000	405,987

		1,581,765

		1,876,808

Consumer Staples - 6.1%
Beverages - 1.3%
Cia Cervecerias Unidas SA	25,750	406,030

Food & Staples Retailing - 0.7%
Shoprite Holdings Ltd.	8,740	212,025

Food Products - 3.2%
AVI Ltd.	56,590	400,905
MHP SA (GDR) (a)(b)	19,510	309,572
NongShim Co., Ltd.	1,030	261,215

		971,692

Tobacco - 0.9%
KT&G Corp.	3,700	279,252

		1,868,999

Utilities - 4.0%
Electric Utilities - 2.0%
CEZ AS	11,940	427,140
Light SA	16,900	184,228

		611,368

Independent Power Producers & Energy Traders - 0.2%
Huaneng Power International, Inc.-Class H	82,000	76,282

Water Utilities - 1.8%
Cia de Saneamento Basico do Estado de Sao Paulo	6,600	280,021
Cia de Saneamento de Minas Gerais-COPASA	11,900	254,273

		534,294

		1,221,944

Industrials - 1.9%
Industrial Conglomerates - 1.9%
Bidvest Group Ltd.	9,860	252,255
Macquarie Mexico Real Estate Management SA de CV (a)(b)	156,250	309,447

		561,702

Company	Shares		U.S. $ Value
Health Care - 0.8%
Pharmaceuticals - 0.8%
Richter Gedeon Nyrt		1,490	244,454

Total Common Stocks (cost $17,007,102)			18,933,194

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 4.3%
Cote D’Ivoire - 0.9%
Ivory Coast Government International Bond
5.75%, 12/31/32 (a)(d)	U.S.$	295	275,087

Hungary - 0.2%
Hungary Government International Bond
6.375%, 3/29/21		60	66,240

Philippines - 0.6%
Republic of Philippines
8.375%, 6/17/19		125	172,344

Turkey - 0.8%
Republic of Turkey
7.00%, 6/05/20		200	255,000

Venezuela - 1.8%
Republic of Venezuela
7.65%, 4/21/25		623	548,240

Total Emerging Markets - Sovereigns (cost $1,017,901)			1,316,911

	Shares
WARRANTS - 3.9%
Financials - 2.8%
Commercial Banks - 2.8%
Bank of India, Merrill Lynch, expiring 4/18/16 (b)		16,215	101,131
Canara Bank, Deutsche Bank, expiring 1/17/17 (b)		20,170	182,244
Commercial Bank of Qatar QSC (The), Deutsche Bank, expiring 5/26/17 (b)		14,480	278,740
Punjab National Bank, Merrill Lynch, expiring 7/07/15 (b)		10,532	166,862
State Bank India, Merrill Lynch, expiring 7/13/15 (b)		720	31,231
Union Bank of India, Merrill Lynch, expiring 7/07/15 (b)		17,800	88,797

			849,005

Materials - 0.6%
Chemicals - 0.6%
United Phosphorus, Merrill Lynch, expiring 2/17/17 (b)		77,140	182,629

Company	Shares		U.S. $ Value
Consumer Discretionary - 0.5%
Auto Components - 0.5%
Apollo Tyres Ltd., Merrill Lynch, expiring 12/30/15 (b)		104,020	168,336

Total Warrants (cost $1,214,475)			1,199,970

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 3.0%
Industrial - 3.0%
Basic - 0.7%
ALROSA Finance SA
7.75%, 11/03/20 (a)	U.S.$	200	232,000

Capital Goods - 0.4%
Cemex Finance LLC
9.50%, 12/14/16 (a)		113	122,887

Communications - Telecommunications - 0.4%
Pakistan Mobile Communications
8.625%, 11/13/13 (a)		130	124,475

Consumer Cyclical - Other - 0.4%
Desarrolladora Homex SAB de CV
9.75%, 3/25/20 (a)		107	116,095

Consumer Non-Cyclical - 0.7%
Virgolino de Oliveira Finance Ltd.
11.75%, 2/09/22 (a)		200	206,000

Energy - 0.4%
Pacific Rubiales Energy Corp.
7.25%, 12/12/21 (a)		100	115,500

Total Emerging Markets - Corporate Bonds (cost $864,864)			916,957

QUASI-SOVEREIGNS - 1.8%
Quasi-Sovereign Bonds - 1.8%
Indonesia - 0.9%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		238	268,940

Mexico - 0.9%
Pemex Project Funding Master Trust
6.625%, 6/15/35		140	177,800
Petroleos Mexicanos
5.50%, 1/21/21		80	93,480

			271,280

Total Quasi-Sovereigns (cost $495,814)			540,220

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 1.7%
Nigeria - 0.7%
Nigeria - Recap Linked (citi)
15.10%, 5/01/17 (a)	NGN	32,000	226,142

Peru - 0.2%
Republic of Peru
5.625%, 11/18/50	U.S.$	55	71,307

Qatar - 0.8%
State of Qatar
4.50%, 1/20/22 (a)		200	229,500

Total Governments - Sovereign Bonds (cost $494,064)			526,949

EMERGING MARKETS - TREASURIES - 1.7%
Dominican Republic - 0.7%
Dominican Republic International Bond
16.00%, 7/10/20 (a)	DOP	7,100	218,763

Philippines - 1.0%
Philippine Government International Bond
6.25%, 1/14/36	PHP	10,000	292,237

Total Emerging Markets - Treasuries (cost $486,191)			511,000

CORPORATES - NON-INVESTMENT GRADES - 1.4%
Financial Institutions - 0.7%
Finance - 0.7%
Sistema International Funding
6.95%, 5/17/19 (a)	U.S.$	200	214,035

Industrial - 0.7%
Technology - 0.7%
Micron Technology, Inc. Series D
3.125%, 5/01/32 (a)		207	201,566

Total Corporates - Non-Investment Grades (cost $381,803)			415,601

GOVERNMENTS - SOVEREIGN AGENCIES - 0.9%
Angola - 0.9%
Republic of Angola Via Northern Lights III BV (a)
7.00%, 8/16/19 (cost $264,431)		250	276,288

GOVERNMENTS - TREASURIES - 0.3%
Turkey - 0.3%
Turkey Government Bond
9.00%, 9/17/16 (cost $87,189)		155	93,663

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 0.3%
Industrial - 0.3%
Basic - 0.3%
Vale Overseas Ltd.
6.875%, 11/21/36 (cost $83,243)	U.S.$	72	89,250

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.1%
iShares MSCI Emerging Markets Index Fund Expiration: Mar 2013, Exercise Price: $40.00 (b)(e) (cost $66,891)		535	24,878

	Shares
SHORT-TERM INVESTMENTS - 17.5%
Investment Companies - 17.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (f) (cost $5,342,307)		5,342,307	5,342,307

Total Investments Before Security Lending Collateral for Securities Loaned - 99.0% (cost $27,806,275)			30,187,188

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
INVESTMENT COMPANIES - 0.1%
AllianceBernstein Exchange Reserves - Class I, 0.13% (f) (cost $32,100)		32,100	32,100

Total Investments - 99.1% (cost $27,838,375) (g)			30,219,288
Other assets less liabilities - 0.9%			262,298

Net Assets - 100.0%			$30,481,586

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI Emerging Markets Mini Index Futures	104	March 2013	$5,420,014	$5,582,200	$162,186

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc.	USD	600	IDR	5,844,750	2/22/13	$(5,978)
Barclays Capital Inc.	JPY	16,891	USD	212	3/15/13	17,054
Barclays Capital Inc.	TWD	57,897	USD	1,996	3/15/13	(14,825)
Barclays Capital Inc.	USD	597	INR	32,922	3/15/13	(3,553)
Barclays Capital Inc.	USD	150	MXN	1,934	3/15/13	(1,795)
BNP Paribas SA	CAD	591	USD	597	3/15/13	4,214
BNP Paribas SA	USD	457	KRW	492,404	3/15/13	1,275
BNP Paribas SA	USD	304	MYR	934	3/15/13	470
BNP Paribas SA	USD	669	RUB	20,785	3/15/13	5,059
Brown Brothers Harriman & Co.	CAD	90	USD	90	3/15/13	(369)
Brown Brothers Harriman & Co.	CZK	7,567	USD	378	3/15/13	(20,232)
Brown Brothers Harriman & Co.	GBP	85	USD	135	3/15/13	(3,164)
Brown Brothers Harriman & Co.	TRY	518	USD	284	3/15/13	(3,665)
Brown Brothers Harriman & Co.	USD	399	CZK	7,567	3/15/13	(223)
Citibank, NA	GBP	247	USD	398	3/15/13	(3,405)
Citibank, NA	USD	75	CLP	36,025	3/15/13	(453)
Citibank, NA	USD	75	COP	136,336	3/15/13	1,219
Deutsche Bank	EUR	878	USD	1,142	3/15/13	(17,196)
Goldman Sachs	RUB	20,785	USD	666	3/15/13	(8,106)
Goldman Sachs	USD	1,970	CNY	12,410	3/15/13	(2,644)
Goldman Sachs	USD	444	KRW	482,607	3/15/13	5,323
Societe Generale	JPY	15,414	USD	187	3/15/13	9,252
Standard Chartered Bank	USD	406	PHP	16,609	3/15/13	721
Standard Chartered Bank	USD	500	SGD	611	3/15/13	(137)
UBS Securities LLC	BRL	632	USD	301	3/04/13	(5,183)
UBS Securities LLC	USD	369	CLP	177,509	3/15/13	(1,718)
UBS Securities LLC	USD	106	COP	191,790	3/15/13	1,928
UBS Securities LLC	USD	305	EUR	230	3/15/13	(911)
UBS Securities LLC	USD	363	MXN	4,671	3/15/13	(4,361)
UBS Securities LLC	USD	538	PEN	1,386	3/15/13	2,674
UBS Securities LLC	USD	187	ZAR	1,607	3/15/13	818
UBS Securities LLC	ZAR	1,607	USD	183	3/15/13	(4,784)

						$(52,695)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Melco Crown Entertainment Ltd. (e) (premium received $8,833)	94	$20	July 2013	$(8,460)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
Qatar Government International Bond,
9.75% 6/15/30, 9/20/16*	(1.00)%	0.53%	$180	$(3,035)	$192	$(3,227)
Venezuela Government International Bond,
9.25% 9/15/27, 9/20/16*	(5.00)	6.01	400	12,460	63,312	(50,852)

				$9,425	$63,504	$(54,079)

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate market value of these securities amounted to $3,765,091 or 12.4% of net assets.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2012.
(e)	One contract relates to 100 shares.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,857,288 and gross unrealized depreciation of investments was $(476,375), resulting in net unrealized appreciation of $2,380,913.

Currency Abbreviation:

BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CLP	–	Chilean Peso
CNY	–	Chinese Yuan Renminbi
COP	–	Colombian Peso
CZK	–	Czech Koruny
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	Great British Pound

IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
PEN	–	Peruvian Nuevo Sol
PHP	–	Philippine Peso
RUB	–	Russian Ruble
SGD	–	Singapore Dollar
TRY	–	Turkish Lira
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

Glossary:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non Voting Depositary Receipt

COUNTRY BREAKDOWN *

December 31, 2012 (unaudited)

9.9%	South Korea
9.0%	Brazil
8.4%	China
5.5%	Russia
4.4%	Taiwan
4.3%	Mexico
3.5%	South Africa
3.5%	India
3.1%	Turkey
2.6%	Thailand
2.6%	Hong Kong
2.2%	Canada
1.9%	United Kingdom
21.4%	Other
17.7%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2012. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Angola, Chile, Colombia, Cote D’Ivoire, Czech Republic, Dominican Republic, Germany, Hungary, Indonesia, Japan, Kazakhstan, Nigeria, Norway, Pakistan, Peru, Philippines, Poland, Qatar, Ukraine, United States and Venezuela.

AllianceBernstein Emerging Markets Multi Asset Fund

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$592,022		$2,493,171		$	– 0	–	$3,085,193
Materials	1,091,471		1,477,562			– 0	–	2,569,033
Information Technology	– 0	–	2,566,475			– 0	–	2,566,475
Energy	1,788,908		738,942			– 0	–	2,527,850
Consumer Discretionary	541,316		1,869,420			– 0	–	2,410,736
Telecommunication Services	489,411		1,387,397			– 0	–	1,876,808
Consumer Staples	685,282		1,183,717			– 0	–	1,868,999
Utilities	1,145,662		76,282			– 0	–	1,221,944
Industrials	309,447		252,255			– 0	–	561,702
Health Care	– 0	–	244,454			– 0	–	244,454
Emerging Markets - Sovereigns	– 0	–	1,316,911			– 0	–	1,316,911
Warrants	– 0	–	– 0	–		1,199,970		1,199,970
Emerging Markets - Corporate Bonds	– 0	–	916,957			– 0	–	916,957
Quasi-Sovereigns	– 0	–	540,220			– 0	–	540,220
Governments - Sovereign Bonds	– 0	–	300,807			226,142		526,949
Emerging Markets - Treasuries	– 0	–	292,237			218,763		511,000
Corporates - Non-Investment Grades	– 0	–	415,601			– 0	–	415,601
Governments - Sovereign Agencies	– 0	–	276,288			– 0	–	276,288
Governments - Treasuries	– 0	–	93,663			– 0	–	93,663
Corporates - Investment Grades	– 0	–	89,250			– 0	–	89,250
Options Purchased - Puts	– 0	–	24,878			– 0	–	24,878
Short-Term Investments	5,342,307		– 0	–		– 0	–	5,342,307
Investments in Cash Collateral for Securities Loaned in Affiliated Money Market Fund	32,100		– 0	–		– 0	–	32,100

Total Investments in Securities	12,017,926		16,556,487	+		1,644,875		30,219,288
Other Financial Instruments*:
Assets
Futures Contracts	162,186		– 0	–		– 0	–	162,186
Forward Currency Exchange Contracts	– 0	–	50,007			– 0	–	50,007
Liabilities
Credit Default Swap Contracts	– 0	–	(54,079)			– 0	–	(54,079)
Forward Currency Exchange Contracts	– 0	–	(102,702)			– 0	–	(102,702)
Written Options	– 0	–	(8,460)			– 0	–	(8,460)

Total^	$12,180,112		$16,441,253			$1,644,875		$30,266,240

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	An amount of $2,602,980 was transferred from Level 2 to Level 1 due to increase in observable inputs during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Emerging Markets - Sovereigns			Warrants		Governments - Sovereign Bonds		Emerging Markets - Treasuries
Balance as of 3/31/12		$154,350		$1,210,390		$163,475		$	– 0	–
Accrued discounts/(premiums)		(80)		– 0	–	(1,018)			(704)
Realized gain (loss)		8,533		(65,023)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(5,163)		(32,219)		1,344			4,465
Purchases		– 0	–	387,018		225,816			215,002
Sales		(157,640)		(300,196)		– 0	–		– 0	–
Reclassification		163,475		– 0	–	(163,475)			– 0	–
Transfers into Level 3		– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of Level 3		(163,475)		– 0	–	– 0	–		– 0	–

Balance as of 12/31/12	$	– 0	–	$1,199,970		$226,142			$218,763

Net change in unrealized appreciation/depreciation from investments held as of 12/31/12	$	– 0	–	$(9,451)		$1,344			$4,465

	Total
Balance as of 3/31/12		$1,528,215
Accrued discounts/(premiums)		(1,802)
Realized gain (loss)		(56,490)
Change in unrealized appreciation/depreciation		(31,573)
Purchases		827,836
Sales		(457,836)
Reclassification		– 0	–
Transfers into Level 3		– 0	–
Transfers out of Level 3		(163,475)

Balance as of 12/31/12^		$1,644,875

Net change in unrealized appreciation/depreciation from investments held as of 12/31/12		$(3,642)

^	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2012	Valuation Technique	Unobservable Input	Range
Warrants	1,199,970	Indicative Market Quotations	Broker Quote	$1.62 - $43.38
Governments - Sovereign Bonds	226,142	Indicative Market Quotations	Broker Quote	$110.35
Emerging Markets - Treasuries	218,763	Indicative Market Quotations	Broker Quote	$123.00

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 25, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 25, 2013